Shareholders’ Equity	12 Months Ended
Mar. 31, 2025
Shareholders’ Equity [Abstract]
SHAREHOLDERS’ EQUITY

NOTE 14 — SHAREHOLDERS’ EQUITY

Common Stock

On April 8, 2021, the Company completed its IPO on Nasdaq Capital Market. In the offering, 3,750,000 of the Company’s ordinary shares were issued and sold to the public at a price of US$4 per share for gross proceeds of US$15 million. The Company recorded net proceeds (after deducting underwriting discounts and commissions and other offering fees and expenses) of approximately $13.9 million (approximately RMB88.2 million) from the offering.

On June 29, 2022, the board of directors of the Company approved the 2022 Performance Incentive Plan (the “2022 PIP”). Under the 2022 PIP, the Company has reserved a total of 5,300,000 shares of common stock for issuance as or under awards to be made to the participants of the Company. On November 7, 2022, 5,300,000 shares of common stock were issued and granted under the 2022 PIP. Total fair value of the shares of common stock granted was calculated at $9,301,500 as of the date of issuance at $1.755 per share.

On November 15, 2023, an aggregate of 4,700,000 shares of common stock were granted and issued under the 2022 PIP. Total fair value of the shares of common stock granted was calculated at $1,179,700 as of the date of issuance at $0.251 per share.

On November 15, 2023, the Company entered into certain securities purchase agreement (the “SPA”) with certain “non-U.S. Persons” (the “Purchasers”), pursuant to which the Company agreed to sell to the Purchasers an aggregate of 373,846,160 units (the “Units”), each Unit consisting of one ordinary share of the Company, par value $0.0001 per share and a warrant to purchase three shares with an initial exercise price of $0.33 per share, at a price of $0.13 per Unit, for an aggregate purchase price of approximately $48.6 million. On March 18, 2024, the transaction contemplated by the SPA consummated when all the closing conditions of the SPA have been satisfied and the Company issued the Units to the Purchasers pursuant to the SPA.

On January 6, 2025, the Company entered into certain securities purchase agreement (the “SPA”) with certain “non-U.S. Persons” (the “Purchasers”), pursuant to which the Company agreed to sell up to an aggregate of 10,200,000 units (the “Units”), each Unit consisting of one ordinary share of the Company, par value $0.0001 per share (“Share”) and a warrant to purchase three Shares (“Warrant”) with an initial exercise price of $0.344 per Share, at a price of $0.15 per Unit for an aggregate purchase price of approximately $1.53 million. On February 5, 2025, the offering closed upon the satisfaction or waiver of all closing conditions set forth in the SPA.

On February 27, 2025, the Company entered into certain securities purchase agreement (the “SPA”) with certain “non-U.S. Persons” (the “Purchasers”) pursuant to which the Company agreed to sell up to an aggregate of 173,400,000 units (the “Units”), each Unit consisting of one ordinary share of the Company, par value $0.0001 per share (“Share”) and a warrant to purchase three Shares (“Warrant”) with an initial exercise price of $0.3275 per Share, at a price of $0.13 per Unit for an aggregate purchase price of approximately $22.5 million. Following the amendment to the Company’s share capital and the 1-for-10 reverse share split effective March 31, 2025, the number of Units sold pursuant to the SPA has been adjusted to 17,340,000 Units, each Unit consisting of one Class A Ordinary Share (“Class A Shares”), par value $0.001 per share, and a warrant to purchase three Class A Shares with an initial exercise price of $3.275 per Class A Share, at a price of $1.3 per Unit for an aggregate purchase price of approximately $22.5 million. On April 24, 2025, the offering closed upon the satisfaction or waiver of all closing conditions set forth in the SPA.

As of March 31, 2025, the Company had 99,000,000 authorized ordinary shares, and 3,604,015 ordinary shares were issued and outstanding, respectively.

Warrants

On March 18, 2024, the Company issued 373,846,160 shares of our common stock and warrants to purchase up to 1,121,538,480 shares of our common stock. The warrants are exercisable immediately upon the date of issuance at an initial exercise price of $0.33 for cash (the “Warrant Shares”). The Warrants may also be exercised cashlessly if at any time after the six-month anniversary of the issuance date, there is no effective registration statement registering, or no current prospectus available for, the resale of the Warrant Shares. These warrants have a term of exercise equal to five years from its date of issuance till March 18, 2029. The fair value of these shares is USD242.8 million as of March 18, 2024, based on which the warrants issued is calculated and classified in the equity.

The fair value of the warrants issued was estimated by using the Black-Scholes model with the following assumptions:

Terms of warrants	5 years
Expected average volatility	213.65% - 217.19%
Expected dividend yield	-
Risk-free interest rate	4.34% - 4.36%

On January 6, 2025, the Company issued 1,020,000 shares of our common stock and warrants to purchase up to 3,060,000 shares of our common stock. The warrants are exerciable immediately upon the date of issuance at an initial exercise price of $3.440 for cash (the “Warrant Shares”). The Warrants may also be exercised cashlessly if at any time after the six-month anniversary of the issuance date, there is no effective registration statement registering, or no current prospectus available for, the resale of the Warrant Shares. These warrants have a term of exercise equal to five years from its date of issuance till January 6, 2030. The fair value of these shares is USD1.20 million as of January 6, 2025, based on which the warrants issued is calculated and classified in the equity.

Terms of warrants	5 years
Expected average volatility	241.21%
Expected dividend yield	-
Risk-free interest rate	4.42%

On February 27, 2025, the Company issued 17,340,000 shares of our common stock and warrants to purchase up to 52,020,000 shares of our common stock. The warrants are exerciable immediately upon the date of issuance at an initial exercise price of $3.275 for cash (the “Warrant Shares”). The Warrants may also be exercised cashlessly if at any time after the six-month anniversary of the issuance date, there is no effective registration statement registering, or no current prospectus available for, the resale of the Warrant Shares. These warrants have a term of exercise equal to five years from its date of issuance till February 27, 2031. The fair value of these shares is USD128.61 million as of February 27, 2025, based on which the warrants issued is calculated and classified in the equity.

Terms of warrants	5 years
Expected average volatility	241.75%
Expected dividend yield	-
Risk-free interest rate	4.09%

The Company applied judgment in estimating key assumptions in determining the fair value of the warrants on the date of issuance. The Company used historical data to estimate stock volatilities and expected dividend yield. The risk-free rates are consistent with the terms of the warrants and are based on the United States Treasury yield curve in effect at the time of issuance.

In connection with the Company’s private placements, the Company issued warrants to investors to purchase the ordinary shares at various price. A summary of stock warrant activities was as follows:

		Weighted Average	Weighted Average Remaining
	Number of Warrants	Exercise Price	Contractual Term
Outstanding, March 31, 2023	-	$-	-
Granted	112,153,848	3.300	2.7
Exercisable, March 31, 2024	112,153,848	$3.300	2.8
Granted on January 6, 2025	3,060,000	$3.440	4.8
Granted on February 6, 2025	52,020,000	$3.275	4.9
Expired
Outstanding, March 31, 2025	167,233,848		3.8
Exercisable, March 31, 2025	167,233,848		3.8